Expense Example {- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-09 - Fidelity Advisor Freedom® 2020 Fund - Class Z6	May 28, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	133
5 years	230
10 years	$ 504